Interests in associates, joint ventures and other investments - Summary of Aggregate Financial Performance of Associates and Joint Ventures (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Disclosure of principal associates and joint ventures [line items]
Share of other comprehensive income/(loss) of associate undertakings	£ 13.5	£ (61.5)	[1]	£ 0.0	[1]
Associates and Joint Ventures
Disclosure of principal associates and joint ventures [line items]
Share of results of associate undertakings	23.8	(136.0)		14.7
Share of other comprehensive income/(loss) of associate undertakings	13.5	(61.5)		0.0
Share of total comprehensive income/(loss) of associate undertakings	£ 37.3	£ (197.5)		£ 14.7

[1]	Figures have been restated as described in the accounting policies.